Goodwill and Other Intangible Assets - Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite And Indefinite Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	$ 4,497	$ 4,452	$ 4,140
Amortized intangibles, Accumulated Amortization	(1,899)	(1,818)	(1,500)
Trade names and trademarks [Member]
Finite And Indefinite Intangible Assets [Line Items]
Indefinite-lived intangibles, Gross Amounts	1,921	1,921	1,921
Amortized intangibles, Gross Amounts	126	128	113
Indefinite-lived intangibles, Accumulated Amortization
Amortized intangibles, Accumulated Amortization	(48)	(46)	(37)
Customer-related intangibles [Member]
Finite And Indefinite Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	2,882	2,882	2,823
Amortized intangibles, Accumulated Amortization	(922)	(886)	(747)
Covenants-not-to-compete [Member]
Finite And Indefinite Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	36	36	32
Amortized intangibles, Accumulated Amortization	(26)	(25)	(22)
Computer software [Member]
Finite And Indefinite Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	1,360	1,316	1,089
Amortized intangibles, Accumulated Amortization	(843)	(804)	(648)
Patents and other [Member]
Finite And Indefinite Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	93	90	83
Amortized intangibles, Accumulated Amortization	$ (60)	$ (57)	$ (46)